Financial instruments	12 Months Ended
Dec. 31, 2024
Financial instruments
Financial instruments

24. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses), investments and loans receivable, amounts payable and other liabilities, lease obligations and debt.

The Company applies all of the requirements of IFRS 9 to its financial instruments. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets that are subject to credit risk include cash and cash equivalents, amounts receivable (excluding value added taxes and prepaid expenses) and loans receivable. The amounts receivable (excluding value added taxes and prepaid expenses) are carried at amortized cost and had a carrying value of $16.0 million as at December 31, 2024, (2023: $12.3 million). Loans receivable are carried at amortized costs and had a carrying value of $1.8 million (2023: $28.0 million).

The expected credit loss for the loans receivable is measured based on the general approach. The expected credit loss was estimated as the difference between the contractual cash flows that are due to Triple Flag and the cash flows that management expects to receive, discounted at the original effective interest rate. Cash flows that management expects to receive are based on the expected ability of the counterparties to repay the amounts owed, which is dependent on a variety of factors including, among others, production results, operating costs, commodity prices and capital requirements. Triple Flag considered both quantitative and qualitative factors as part of this assessment. The application of the expected credit loss model did not have a significant impact on the Company’s loan receivables as at December 31, 2024, because the Company determined that the expected credit losses on its loan receivables were nominal.

The Company applies the simplified approach permitted by IFRS 9 for amounts receivable, which requires lifetime expected credit losses to be recognized from initial recognition of the receivables. Considering the current turnover and credit risk associated with the amounts receivable (excluding value added taxes and prepaid expenses), the application of the expected credit loss model did not have a significant impact, because the Company determined that the expected credit losses on these financial assets were nominal.

To provide an indication of the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 11b for additional details on investments that are measured at fair value.

The carrying value of amounts receivable (excluding value added taxes and prepaid expenses), cash and cash equivalents, investments, loans receivable, amounts payable and other liabilities (excluding stock-based compensation liabilities), and debt approximates their fair value. Financial assets and financial liabilities as at December 31, 2024, and December 31, 2023, were as follows:

		Financial assets	Financial liabilities
As at December 31, 2024	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$36,245	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	16,022	—
Prepaid gold interests	49,539	—	—
Investments	3,010	—	—
Loans receivable	—	1,784	—
Amounts payable and other liabilities	—	—	18,167
Total	$52,549	$54,051	$18,167

		Financial assets	Financial liabilities
As at December 31, 2023	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$17,379	$—
Amounts receivable (excluding value added taxes and prepaid expenses)	—	12,307	—
Prepaid gold interests	40,248	—	—
Investments	6,248	—	—
Loans receivable	—	27,976	—
Amounts payable and other liabilities	—	—	14,855
Debt	—	—	57,000
Total	$46,496	$57,662	$71,855